Convertible Preferred Shares - Additional Information (Detail)	Mar. 29, 2023
Series A One Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Conversion ratio of preferred shares into equity	1
Series A Two Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Conversion ratio of preferred shares into equity	1
Series B Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Conversion ratio of preferred shares into equity	1
Series C Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Conversion ratio of preferred shares into equity	1